BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
      BlackRock Total Return Fund

BlackRock California Municipal Series Trust
      BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
      BlackRock All-Cap Energy & Resources Portfolio
      BlackRock China Fund
      BlackRock Commodity Strategies Fund
      BlackRock Emerging Markets Long/Short
           Equity Fund
      BlackRock Energy & Resources Portfolio
      BlackRock Exchange Portfolio

      BlackRock Flexible Equity Fund
      BlackRock Global Long/Short Credit Fund
      BlackRock Global Long/Short Equity Fund

      BlackRock Global Opportunities Portfolio
      BlackRock Health Sciences Opportunities Portfolio
      BlackRock Index Equity Portfolio
      BlackRock India Fund
      BlackRock International Opportunities Portfolio
      BlackRock Managed Volatility Portfolio
      BlackRock Mid-Cap Growth Equity Portfolio
      BlackRock Multi-Asset Real Return Fund
      BlackRock Real Estate Securities Fund
      BlackRock Science & Technology
           Opportunities Portfolio
      BlackRock Small Cap Growth Equity Portfolio
      BlackRock Strategic Risk Allocation Fund
      BlackRock U.S. Opportunities Portfolio
      BlackRock World Gold Fund

BlackRock Funds II
      BlackRock Aggressive Growth Prepared Portfolio
      BlackRock Conservative Prepared Portfolio
      BlackRock Core Bond Portfolio
      BlackRock Emerging Market Local Debt Portfolio
      BlackRock Floating Rate Income Portfolio
      BlackRock Global Dividend Income Portfolio
      BlackRock GNMA Portfolio
      BlackRock Growth Prepared Portfolio
      BlackRock High Yield Bond Portfolio
      BlackRock Inflation Protected Bond Portfolio
      BlackRock International Bond Portfolio
      BlackRock Long Duration Bond Portfolio

      BlackRock Low Duration Bond Portfolio
      BlackRock Moderate Prepared Portfolio

      BlackRock Multi-Asset Income Portfolio

      BlackRock Secured Credit Portfolio
      BlackRock Strategic Income Opportunities Portfolio
      BlackRock U.S. Government Bond Portfolio
      LifePath® Active 2015 Portfolio
      LifePath® Active 2020 Portfolio
      LifePath® Active 2025 Portfolio
      LifePath® Active 2030 Portfolio
      LifePath® Active 2035 Portfolio
      LifePath® Active 2040 Portfolio
      LifePath® Active 2045 Portfolio
      LifePath® Active 2050 Portfolio

BlackRock Funds III
      BlackRock ACWI ex-US Index Fund
      BlackRock Bond Index Fund
      BlackRock CoreAlpha Bond Fund
      BlackRock Russell 1000® Index Fund
      BlackRock S&P 500 Stock Fund
      LifePath® Retirement Portfolio
      LifePath 2020 Portfolio®
      LifePath® 2025 Portfolio
      LifePath 2030 Portfolio®
      LifePath® 2035 Portfolio
      LifePath 2040 Portfolio®
      LifePath® 2045 Portfolio
      LifePath® 2050 Portfolio
      LifePath® 2055 Portfolio
      LifePath® Index Retirement Portfolio
      LifePath® Index 2020 Portfolio
      LifePath® Index 2025 Portfolio
      LifePath® Index 2030 Portfolio
      LifePath® Index 2035 Portfolio
      LifePath® Index 2040 Portfolio
      LifePath® Index 2045 Portfolio
      LifePath® Index 2050 Portfolio
      LifePath® Index 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
      BlackRock International Index Fund
      BlackRock S&P 500 Index Fund
      BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
      BlackRock Large Cap Core Fund
      BlackRock Large Cap Core Plus Fund

      BlackRock Large Cap Growth Fund

      BlackRock Large Cap Value Fund
      BlackRock Large Cap Growth Retirement Portfolio
      BlackRock Large Cap Value Retirement Portfolio
      BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
      BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
      BlackRock New Jersey Municipal Bond Fund
      BlackRock New York Municipal Bond Fund
      BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
      BlackRock High Yield Municipal Fund
      BlackRock National Municipal Fund
      BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
      BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
      BlackRock International Fund
      BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
      Marsico Growth FDP Fund
      MFS Research International FDP Fund
      Invesco Value FDP Fund
      Franklin Templeton Total Return FDP Fund

Managed Account Series
      BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 2, 2013 to the
Statement of Additional Information of each Fund

Effective immediately, Part II of each Fund’s Statement of Additional Information is amended as follows:

The last paragraph under the section entitled “Purchase of Shares – Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Chase Investment Services Corp, CCO Investment Services, Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, FSC Securities Corporation, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, New England Securities Corporation, Oppenheimer & Co., PFS Investments, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Securities America, State Farm VP Management Corp., Tower Square Securities, Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Walnut Street Securities, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-0113SUP